Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of principal exchange rates used to translate other currencies
The principal exchange rates used to translate other currencies into Euro were as follows:

	2018		2017		2016
	Average	At December 31	Average	At December 31	Average	At December 31
U.S. Dollar (U.S.$)	1.181	1.145	1.130	1.199	1.107	1.054
Brazilian Real (BRL)	4.308	4.444	3.605	3.973	3.857	3.431
Chinese Renminbi (CNY)	7.808	7.875	7.629	7.804	7.352	7.320
Canadian Dollar (CAD)	1.529	1.561	1.465	1.504	1.466	1.419
Mexican Peso (MXN)	22.705	22.492	21.329	23.661	20.664	21.772
Polish Zloty (PLN)	4.261	4.301	4.257	4.177	4.363	4.410
Argentine Peso (ARS)(1)	43.074	43.074	18.683	22.595	16.327	16.707
Pound Sterling (GBP)	0.885	0.895	0.877	0.887	0.819	0.856
Swiss Franc (CHF)	1.155	1.127	1.112	1.170	1.090	1.074

Disclosure of detailed information about property, plant and equipment
During the years ended December 31, 2018, 2017 and 2016, assets depreciated on a straight-line basis over their estimated useful lives used the following depreciation rates:

Depreciation rates
Buildings	3% - 8%
Plant, machinery and equipment	3% - 33%
Other assets	5% - 33%

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2017	€948	€8,930	€50,389	€3,223	€3,648	€67,138
Additions	20	256	3,768	187	1,428	5,659
Divestitures	(11)	(17)	(1,163)	(88)	(4)	(1,283)
Change in the scope of consolidation	(2)	(104)	(618)	(21)	(5)	(750)
Translation differences	(71)	(639)	(3,167)	(301)	(325)	(4,503)
Other changes	1	68	1,844	3	(1,930)	(14)
At December 31, 2017	885	8,494	51,053	3,003	2,812	66,247
Additions	7	183	1,976	84	811	3,061
Divestitures	(11)	(16)	(872)	(40)	(5)	(944)
Translation differences	(10)	(34)	123	57	47	183
Transfer to Assets held for sale	(21)	(401)	(3,870)	(294)	(299)	(4,885)
Other changes	1	113	1,607	56	(1,838)	(61)
At December 31, 2018	851	8,339	50,017	2,866	1,528	63,601
Accumulated depreciation and impairment losses at January 1, 2017	41	3,213	31,694	1,744	15	36,707
Depreciation	—	313	3,440	279	—	4,032
Divestitures	(2)	(11)	(1,126)	(78)	—	(1,217)
Impairment losses and asset write-offs	1	22	83	6	7	119
Change in the scope of consolidation	(1)	(76)	(287)	(18)	—	(382)
Translation differences	(1)	(163)	(1,693)	(152)	(1)	(2,010)
Other changes	(1)	—	(29)	19	(5)	(16)
At December 31, 2017	37	3,298	32,082	1,800	16	37,233
Depreciation	—	283	3,303	262	—	3,848
Divestitures	(5)	—	(851)	(34)	—	(890)
Impairment losses and asset write-offs	—	—	140	—	4	144
Translation differences	—	(1)	89	30	—	118
Transfer to Assets held for sale	—	(204)	(2,663)	(223)	(2)	(3,092)
Other changes	—	(11)	(68)	20	(8)	(67)
At December 31, 2018	32	3,365	32,032	1,855	10	37,294
Carrying amount at December 31, 2017	€848	€5,196	€18,971	€1,203	€2,796	€29,014
Carrying amount at December 31, 2018	€819	€4,974	€17,985	€1,011	€1,518	€26,307

Disclosure of sensitivity analysis for actuarial assumptions
At December 31, 2018, the effect of a decrease or increase in the key assumptions affecting the health care, life insurance plans and Italian severance indemnity (trattamento di fine rapporto or “TFR”), holding all other assumptions constant, is shown below:

	Effect on health care and life insurance benefit obligation	Effect on the TFR benefit obligation
	(€ million)
10 basis point / (100 basis point for TFR) decrease in discount rate	27	46
10 basis point / (100 basis point for TFR) increase in discount rate	(27)	(41)
100 basis point decrease in health care cost trend rate	(38)	—
100 basis point increase in health care cost trend rate	45	—
At December 31, 2018, the effect on the defined benefit obligation of a decrease or increase in the discount rate, holding all other assumptions constant, is as follows:

Effect on pension benefit obligation increase/(decrease) in Net liability
( € million)
10 basis point decrease in discount rate	257
10 basis point increase in discount rate	(252)

Disclosure of initial application of standards or interpretations [line items]
New standards and amendments effective from January 1, 2018
The impact of adoption on our Consolidated Income Statement for the year ended December 31, 2018 and Consolidated Statement of Financial Position at December 31, 2018 was as follows:

	Year ended December 31, 2018
	As reported	Amounts without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Income Statement
Net revenues	110,412	110,533	(121)
Cost of revenues	95,011	95,127	(116)
Tax expense	778	779	(1)
Profit from discontinued operations, net of tax	302	303	(1)
Net profit	3,632	3,637	(5)

	At December 31, 2018
	As reported	Balances without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Statement of Financial Position
Assets
Deferred tax assets	1,814	1,814	—
Inventories	10,694	10,694	—
Assets sold with a buy-back commitment	1,707	1,890	(183)
Assets held for sale	4,801	4,805	(4)

Equity
Equity attributable to owners of the parent	24,702	24,679	23

Liabilities
Deferred tax liabilities	937	937	—
Other liabilities (non-current)	2,452	2,453	(1)
Trade payables	19,229	19,280	(51)
Provisions (current)	10,483	10,483	—
Tax payables (current)	114	114	—
Other liabilities (current)	7,057	7,186	(129)
Liabilities held for sale	2,931	2,960	(29)
On January 1, 2018, the financial instruments of the Group were reclassified into the appropriate IFRS 9 categories. The main effects resulting from the reclassification between measurement categories are as follows:

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other financial assets (non-current)							Other financial assets (non-current)
Derivative financial assets	FVPL(E)	€19	€—		€19	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through profit or loss	FVPL	59	(59)	(A)
Debt securities held-to-maturity	AC	2	(2)
			2		2	AC	Other assets
Equity instruments measured at cost	Cost	43	(43)	(B)
			20	(B)	20	FVPL	Equity instruments measured at FVPL
Equity instruments measured at fair value through other comprehensive income	FVOCI (AFS)	23	23	(B)	46	FVOCI	Equity instruments measured at FVOCI
Financial receivables	AC (L&R)	275	—		275	AC	Financial receivables
Collateral deposits	FVPL	61	—		61	FVPL	Collateral deposits
Total Other financial assets		€482	€(59)		€423		Total Other financial assets

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other receivables (non-current)							Other receivables (non-current)
Receivables from financing activities	AC (L&R)	€194	€—		€194	AC	Receivables from financing activities
Other receivables	AC (L&R)	472	—		472	AC	Other receivables
Total Other receivables		€666	€—		€666		Total Other receivables

Trade and other receivables (current)							Trade and other receivables (current)
Trade receivables	AC (L&R)	€2,460	€(28)	(C)	€2,432	AC	Trade receivables
			28	(C)	28	FVPL	Trade receivables
Receivables from financing activities	AC (L&R)	2,946	(700)	(C)	2,246	AC	Receivables from financing activities
			700	(C)	700	FVPL	Receivables from financing activities
Other receivables	AC (L&R)	2,481	—		2,481	AC	Other receivables
Total Trade and other receivables		€7,887	€—		€7,887		Total Trade and other receivables

Other financial assets (current)							Other financial assets (current)
Derivative financial assets	FVPL(E)	€265	€—		€265	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through other comprehensive income	FVOCI (AFS)	4	(4)
			4		4	AC	Other financial assets
Debt securities measured at fair value through profit or loss	FVPL (HFT)	172	59	(A)	231	FVPL	Debt securities measured at FVPL
Held-for-trading investments	FVPL (HFT)	46	(46)
			46		46	FVPL	Equity instruments measured at FVPL
Total Other financial assets		€487	€59		€546		Total Other financial assets

Cash and cash equivalents							Cash and cash equivalents
Cash at banks	FVPL	€6,396	€—		€6,396	AC	Cash at banks
Money market securities	FVPL	6,242	(3,530)		2,712	FVPL	Money market securities
			3,530		3,530	AC	Other cash equivalents
Total Cash and cash equivalents		€12,638	€—		€12,638		Total Cash and cash equivalents
______________________________________________________________________________________________________________________________
(A) As of January 1, 2018, debt securities of €59 million were reclassified from non-current to current to reflect the held to sell business model with no impact on retained earnings.
(B) As permitted by IFRS 9, the Group has designated certain investments in other companies at the date of initial application as measured at FVOCI
(C) Certain trade receivables and receivables from financing activities, mainly attributable to the EMEA region, were reclassified from amortized cost to FVPL as a result of the held to sell business model.
(D) AFS: available-for-sale; HTM: held-to-maturity; L&R: Loans & Receivables; HFT: held-for-trading; FV: fair value.
(E) Except for derivatives designated in cash flow hedging relationship, as described above.
New standards and amendments effective January 1, 2018
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2018 for the adoption of IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments is as follows:

(€ million)	At December 31, 2017 (as previously reported)	IFRS 15 Adoption Effect	IFRS 9 Adoption Effect	At January 1, 2018 (as adjusted)
Assets
Goodwill and intangible assets with indefinite useful lives	€13,390	€—	€—	€13,390
Other intangible assets	11,542	—	—	11,542
Property, plant and equipment	29,014	—	—	29,014
Investments accounted for using the equity method	2,008	—	(9)	1,999
Other financial assets	482	—	(59)	423
Deferred tax assets	2,004	(5)	—	1,999
Trade and other receivables	666	—	—	666
Tax receivables	83	—	—	83
Prepaid expenses and other assets(1)	328	—	—	328
Other non-current assets	508	—	—	508
Total Non-current assets	60,025	(5)	(68)	59,952
Inventories	12,922	—	—	12,922
Assets sold with a buy-back commitment	1,748	(288)	—	1,460
Trade and other receivables	7,887	—	—	7,887
Tax receivables	215	—	—	215
Prepaid expenses and other assets(1)	377	—	—	377
Other financial assets	487	—	59	546
Cash and cash equivalents	12,638	—	—	12,638
Total Current assets	36,274	(288)	59	36,045
Total Assets	€96,299	€(293)	€(9)	€95,997
Equity and liabilities
Equity
Equity attributable to owners of the parent	€20,819	€30	€(9)	€20,840
Non-controlling interests	168	—	—	168
Total Equity	20,987	30	(9)	21,008
Liabilities
Long-term debt	10,726	—	—	10,726
Employee benefits liabilities	8,584	—	—	8,584
Provisions	5,770	—	—	5,770
Other financial liabilities	1	—	—	1
Deferred tax liabilities	388	2	—	390
Tax payables	74	—	—	74
Other liabilities	2,500	(17)	—	2,483
Total Non-current liabilities	28,043	(15)	—	28,028
Trade payables	21,939	(73)	—	21,866
Short-term debt and current portion of long-term debt	7,245	—	—	7,245
Employee benefits liabilities	694	—	—	694
Provisions	9,009	1	—	9,010
Other financial liabilities	138	—	—	138
Tax payables	309	—	—	309
Other liabilities	7,935	(236)	—	7,699
Total Current liabilities	47,269	(308)	—	46,961
Total Equity and liabilities	€96,299	€(293)	€(9)	€95,997
2018
The cumulative effect of the changes made to our Consolidated Statement of Financial Position as of January 1, 2018 for the adoption of IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments is as follows:

(€ million)	At December 31, 2017 (as previously reported)	IFRS 15 Adoption Effect	IFRS 9 Adoption Effect	At January 1, 2018 (as adjusted)
Assets
Goodwill and intangible assets with indefinite useful lives	€13,390	€—	€—	€13,390
Other intangible assets	11,542	—	—	11,542
Property, plant and equipment	29,014	—	—	29,014
Investments accounted for using the equity method	2,008	—	(9)	1,999
Other financial assets	482	—	(59)	423
Deferred tax assets	2,004	(5)	—	1,999
Trade and other receivables	666	—	—	666
Tax receivables	83	—	—	83
Prepaid expenses and other assets(1)	328	—	—	328
Other non-current assets	508	—	—	508
Total Non-current assets	60,025	(5)	(68)	59,952
Inventories	12,922	—	—	12,922
Assets sold with a buy-back commitment	1,748	(288)	—	1,460
Trade and other receivables	7,887	—	—	7,887
Tax receivables	215	—	—	215
Prepaid expenses and other assets(1)	377	—	—	377
Other financial assets	487	—	59	546
Cash and cash equivalents	12,638	—	—	12,638
Total Current assets	36,274	(288)	59	36,045
Total Assets	€96,299	€(293)	€(9)	€95,997
Equity and liabilities
Equity
Equity attributable to owners of the parent	€20,819	€30	€(9)	€20,840
Non-controlling interests	168	—	—	168
Total Equity	20,987	30	(9)	21,008
Liabilities
Long-term debt	10,726	—	—	10,726
Employee benefits liabilities	8,584	—	—	8,584
Provisions	5,770	—	—	5,770
Other financial liabilities	1	—	—	1
Deferred tax liabilities	388	2	—	390
Tax payables	74	—	—	74
Other liabilities	2,500	(17)	—	2,483
Total Non-current liabilities	28,043	(15)	—	28,028
Trade payables	21,939	(73)	—	21,866
Short-term debt and current portion of long-term debt	7,245	—	—	7,245
Employee benefits liabilities	694	—	—	694
Provisions	9,009	1	—	9,010
Other financial liabilities	138	—	—	138
Tax payables	309	—	—	309
Other liabilities	7,935	(236)	—	7,699
Total Current liabilities	47,269	(308)	—	46,961
Total Equity and liabilities	€96,299	€(293)	€(9)	€95,997

________________________________________________________________________________________________________________________________________________
(1) Caption previously reported as “Accrued income and prepaid expenses”

IFRS 15 - Revenue from contracts with customers
IFRS 15 - Revenue from contracts with customers (“IFRS 15”) requires companies to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration it expects to receive for those goods or services. The Group adopted IFRS 15 and all the related amendments using the modified retrospective method, with the cumulative effect of initially applying the standard recognized as an adjustment to the Group’s opening equity balance on January 1, 2018. The comparative period has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. There was no material impact on our Consolidated Financial Statements from the adoption of this standard in 2018 and we do not expect a material impact on an ongoing basis.
The majority of our revenue continues to be recognized in a manner consistent with prior years. Revenue from the sale of vehicles and service parts is recognized upon transfer of control to our customers, which generally corresponds to the date when the vehicles and service parts are made available to dealers or distributors, or when the vehicles and service parts are released to the carrier responsible for transporting them to dealers or distributors. Under IFRS 15, however, new vehicle sales through our Guarantee Depreciation Program (“GDP”), under which the Group guarantees the residual value or otherwise assumes responsibility for the minimum resale value of the vehicle, as well as those vehicles which include a put option for which the customer does not have a significant economic incentive to exercise, will be recognized as revenue when the vehicles are shipped, rather than being accounted for as an operating lease.
The impact of adoption on our Consolidated Income Statement for the year ended December 31, 2018 and Consolidated Statement of Financial Position at December 31, 2018 was as follows:

	Year ended December 31, 2018
	As reported	Amounts without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Income Statement
Net revenues	110,412	110,533	(121)
Cost of revenues	95,011	95,127	(116)
Tax expense	778	779	(1)
Profit from discontinued operations, net of tax	302	303	(1)
Net profit	3,632	3,637	(5)

	At December 31, 2018
	As reported	Balances without adoption of IFRS 15	Effect of change higher/(lower)
	(€ million)
Consolidated Statement of Financial Position
Assets
Deferred tax assets	1,814	1,814	—
Inventories	10,694	10,694	—
Assets sold with a buy-back commitment	1,707	1,890	(183)
Assets held for sale	4,801	4,805	(4)

Equity
Equity attributable to owners of the parent	24,702	24,679	23

Liabilities
Deferred tax liabilities	937	937	—
Other liabilities (non-current)	2,452	2,453	(1)
Trade payables	19,229	19,280	(51)
Provisions (current)	10,483	10,483	—
Tax payables (current)	114	114	—
Other liabilities (current)	7,057	7,186	(129)
Liabilities held for sale	2,931	2,960	(29)

Revenue recognition
Revenue is recognized when control of our vehicles, services or parts has been transferred and the Group’s performance obligations to our customers have been satisfied. Revenue is measured as the amount of consideration the Group expects to receive in exchange for transferring goods or providing services. The timing of when the Group transfers the goods or services to the customer may differ from the timing of the customer’s payment. The Group recognizes a contract liability when it invoices an amount to a customer prior to the transfer of the goods or services provided. When the Group gives our customers the right to return eligible goods, the Group estimates the expected returns based on an analysis of historical experiences. Sales, value added and other taxes that the Group collects on behalf of others concurrently with revenue generating activities are excluded from revenue and are recognized within the Other liabilities and the Tax payables line items in the Consolidated Statement of Financial Position. Incidental items that are immaterial in the context of the contract are recognized as expense.
The Group also enters into contracts with multiple performance obligations. For these contracts, the Group allocates revenue from the transaction price to the distinct goods and services in the contract on a relative standalone selling price basis. To the extent that the Group sells the good or service separately in the same market, the standalone selling price is the observable price at which the Group sells the good or service separately. For all other goods or services, the Group estimates the standalone selling price using a cost-plus-margin approach.
Sales of goods
The Group has determined that our customers from the sale of vehicles and service parts are generally dealers, distributors or fleet customers. Transfer of control, and therefore revenue recognition, generally corresponds to the date when the vehicles or service parts are made available to the customer, or when the vehicles or service parts are released to the carrier responsible for transporting them to the customer. This is also the point at which invoices are issued, with payment for vehicles typically due immediately and payment for service parts typically due in the following month. For component part sales, revenue recognition is consistent with that of service parts. The Group also sells tooling, with control transferring at the point in time when the customer accepts the tooling.
The cost of incentives, if any, is estimated at the inception of a contract at the expected amount that will ultimately be paid and is recognized as a reduction to revenue at the time of the sale. If a vehicle contract transaction has multiple performance obligations, the cost of incentives is allocated entirely to the vehicle as the intent of the incentives is to encourage sales of vehicles. If the estimate of the incentive changes following the sale to the customer, the change in estimate is recognized as an adjustment to revenue in the period of the change. Refer to the Use of estimates - Sales incentives for more information on these programs.
New vehicle sales through GDP are recognized as revenue when control of the vehicle transfers to the fleet customer, except in situations where the Group issues a put option for which there is a significant economic incentive to exercise, as discussed below. Upon recognition of the vehicle revenue, the Group establishes a liability equal to the estimated amount of any residual value guarantee.
The Group also sells vehicles where, in addition to guaranteeing the residual value, the contract includes a put option whereby the fleet customer can require the Group to repurchase the vehicles. For these types of arrangements, the Group assesses whether a significant economic incentive exists for the customer to exercise its put option. If the Group determines that a significant economic incentive does not exist for the customer to exercise its put option, then revenue is recognized when control of the vehicle transfers to the fleet customer and a liability is recognized equal to the estimated amount of the residual value guarantee. If the Group determines that a significant economic incentive exists, then the arrangement is accounted for similarly to a repurchase obligation, as described in Lease installments from assets sold with buy-back commitments.
Services provided
When control of a good transfers to the customer prior to the completion of shipping activities for which the Group is responsible, this represents a separate performance obligation for which the shipping revenue is recognized when the shipping service is complete. Other revenues from services provided are primarily comprised of maintenance plans and extended warranties, and are recognized over the contract period in proportion to the costs expected to be incurred based on our historical experience. These services are either included in the selling price of the vehicle or separately priced. Revenue for services is allocated based on the estimated stand-alone selling price. Costs associated with the sale of contracts are deferred and are subsequently amortized to expense consistent with how the related revenue is recognized. The Group had €200 million of deferred service contract costs at December 31, 2018 and recognized €88 million of amortization expense during the year ended December 31, 2018.
Contract revenues
Revenue from construction contracts, which is comprised of industrial automation systems, included within “Other activities”, is recognized as revenue over the contract period in proportion to the costs expected to be incurred based on our historical experience. A loss is recognized if the sum of the expected costs for services under the contract exceeds the transaction price.
Lease installments from assets sold with buy-back commitments
Vehicle sales to fleet customers can include a repurchase obligation, whereby the Group is required to repurchase the vehicles at a given point in time. The Group accounts for such sales as an operating lease. Upon the transfer of vehicles to the fleet customer, the Group records a liability equal to the proceeds received within Other liabilities in the Consolidated Statement of Financial Position. The difference between the proceeds received and the guaranteed repurchase amount is recognized as revenue over the contractual term on a straight-line basis. The cost of the vehicle is recorded within Assets sold with a buy-back commitment in the Consolidated Statement of Financial Position and the difference between the cost of the vehicle and the estimated residual value is recognized within Cost of revenues in the Consolidated Income Statement over the contractual term.
Interest income of financial services activities
Interest income, which is primarily generated from the Group by providing dealer and retail financing, is recognized using the effective interest method.
IFRS 9 - Financial Instruments
IFRS 9 - Financial Instruments (“IFRS 9”) replaces IAS 39 - Financial Instruments (“IAS 39”). In particular, it amends the previous guidance in three main areas:

•	The classification and measurement of financial assets, which is driven by cash flow characteristics and the business model in which an asset is held;

•	The accounting for impairment of financial assets through the introduction of an “expected credit loss” impairment model, replacing the incurred loss method under IAS 39; and

•
Hedge accounting, in particular removing some of the restrictions in applying hedge accounting under IAS 39 and to more closely align the accounting for hedge instruments with risk management policies.

In accordance with the transitional provisions in IFRS 9, the Group did not restate prior periods. For hedge accounting, the Group applied the standard prospectively. Comparative figures have not been restated for the classification and measurement provisions of the standard, including impairment, and continue to be reported under the accounting standards in effect for periods prior to January 1, 2018. The impact of adoption on our Consolidated Financial Statements was not material.
Financial assets and liabilities
Financial assets primarily include trade receivables, receivables from financing activities, investments in other companies, derivative financial instruments, cash and cash equivalents, and debt securities that represent temporary investments of available funds and do not satisfy the requirements for being classified as cash equivalents.
Financial liabilities primarily consist of debt, derivative financial instruments, trade payables and other liabilities. The classification of financial liabilities under IFRS 9 is unchanged compared with the previous accounting requirements under IAS 39.
Receivables from dealer financing activities are typically generated by sales of vehicles and are generally managed under dealer network financing programs as a component of the portfolio of the Group's financial services companies. These receivables are interest bearing with the exception of an initial, limited, non-interest bearing period. The contractual terms governing the relationships with the dealer networks vary according to market and payment terms, which range from two to twelve months.
Classification and measurement (policy applicable from January 1, 2018)
The classification of a financial asset is dependent on the Group’s business model for managing such financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit or loss (“FVPL”).

Financial asset cash flow business model	Initial measurement(1)	Measurement category(3)
Solely to collect the contractual cash flows (Held to Collect)	Fair Value including transaction costs	Amortized Cost(2)
Collect both the contractual cash flows and generate cash flows arising from the sale of assets (Held to Collect and Sell)	Fair Value including transaction costs	Fair value through other comprehensive income (“FVOCI”)
Generate cash flows primarily from the sale of assets (Held to Sell)	Fair Value	FVPL
______________________________________________________________________________________________________________________________
(1) A trade receivable without a significant financing component, as defined by IFRS 15, is initially measured at the transaction price.
(2) Receivables with maturities of over one year, which bear no interest or have an interest rate significantly lower than market rates are discounted using market rates.
(3) On initial recognition, the Group may irrevocably designate a financial asset at FVPL that otherwise meets the requirements to be measured at amortized cost or at FVOCI if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Factors considered by the Group in determining the business model for a group of financial assets include:

•	past experience on how the cash flows for these assets were collected;

•	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and future sales activity expectations;

•	how the asset’s performance is evaluated and reported to key management personnel; and

•	how risks are assessed and managed and how management is compensated.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Cash and cash equivalents include cash at banks, units in money market funds and other money market securities, commercial paper and certificate of deposits that are readily convertible into cash, with original maturities of three months or less at the date of purchase. Cash and cash equivalents are subject to an insignificant risk of changes in value and consist of balances across various primary national and international money market instruments. Money market funds consist of investments in high quality, short-term, diversified financial instruments that can generally be liquidated on demand and are measured at FVPL. Cash at banks and Other cash equivalents are measured at amortized cost.
Investments in other companies are measured at fair value. Equity investments for which there is no quoted market price in an active market and there is insufficient financial information in order to determine fair value may be measured at cost as an estimate of fair value, as permitted by IFRS 9. The Group may irrevocably elect to present subsequent changes in the investment’s fair value in Other comprehensive income (“OCI”) upon the initial recognition of an equity investment that is not held to sell. This election is made on an investment-by-investment basis. Generally, any dividends from these investments are recognized in Other income from investments within Result from investments when the Group’s right to receive payment is established. Other net gains and losses are recognized in OCI and will not be reclassified to the Consolidated Income Statement in subsequent periods. Impairment losses (and the reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value in OCI.
Impairment of financial assets (policy applicable from January 1, 2018)
The Group’s credit risk differs in relation to the type of activity. In particular, receivables from financing activities, such as dealer and retail financing that are carried out through the Group’s financial services companies, are exposed both to the direct risk of default and the deterioration of the creditworthiness of the counterparty, whereas trade receivables arising from the sale of vehicles and spare parts, are mostly exposed to the direct risk of counterparty default. These risks are mitigated by different kinds of securities received and the fact that collection exposure is spread across a large number of counterparties.
The IFRS 9 impairment requirements are based on a forward-looking expected credit loss (“ECL”) model. ECL is a probability-weighted estimate of the present value of cash shortfalls.
The calculation of the amount of ECL is based on the risk of default by the counterparty, which is determined by taking into account the information available at the end of each reporting period as to the counterparty’s solvency, the fair value of any guarantees and the Group’s historical experience. The Group considers a financial asset to be in default when: (i) the borrower is unlikely to pay its obligations in full and without consideration of compensating guarantees or collateral (if any exist); or (ii) the financial asset is more than 90 days past due.
The Group applies two impairment models for financial assets as set out in IFRS 9: the simplified approach and the general approach. The table below indicates the impairment model used for each of our financial asset categories. Impairment losses on financial assets are recognized in the Consolidated Income Statement within the corresponding line items, based on the classification of the counterparty.

Financial asset	IFRS 9 impairment model
Trade receivables	Simplified approach
Receivables from financing activities	General approach
Other receivables	General approach
In order to test for impairment, individually significant receivables and receivables for which collectability is at risk are assessed individually, while all other receivables are grouped into homogeneous risk categories based on shared risk characteristics such as instrument type, industry or geographical location of the counterparty.
The simplified approach for determining the lifetime ECL allowance is performed in two steps:

•	All trade receivables that are in default, as defined above, are individually assessed for impairment; and

•	A general reserve is recognized for all other trade receivables (including those not past due) based on historical loss rates.
The Group applies the general approach as determined by IFRS 9 by assessing at each reporting date whether there has been a significant increase in credit risk on the financial instrument since initial recognition. The Group considers receivables to have experienced a significant increase in credit risk when certain quantitative or qualitative indicators have been met or the borrower is more than 30 days past due on its contractual payments.
The “three-stages” for determining and measuring the impairment based on changes in credit quality since initial recognition are summarized below:

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL
Considering forward-looking economic information, ECL is determined by projecting the probability of default, exposure at default and loss given default for each future contractual period and for each individual exposure or collective portfolio. The discount rate used in the ECL calculation is the stated effective interest rate or an approximation thereof. Each reporting period, the assumptions underlying the ECL calculation are reviewed and updated as necessary. Since adoption, there have been no significant changes in estimation techniques or significant assumptions that led to material changes in the ECL allowance.
The gross carrying amount of a financial asset is written-off to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that a debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off. However, financial assets that are written off could still be subject to enforcement activities.
Derivative financial instruments (policy applicable from January 1, 2018)
Derivative financial instruments are used for economic hedging purposes in order to reduce currency, interest rate and market price risks (primarily related to commodities). In accordance with IFRS 9, derivative financial instruments are recognized on the basis of the settlement date and, upon initial recognition, are measured at fair value less (in case a financial asset is not measured at FVPL) transaction costs that are directly attributable to the acquisition of the financial assets. Subsequent to initial recognition, all derivative financial instruments are measured at fair value. Furthermore, derivative financial instruments qualify for hedge accounting when (i) there is formal designation and documentation of the hedging relationship and the Group’s risk management objective and strategy for undertaking the hedge at inception of the hedge and (ii) the hedge is expected to be effective.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

•
Fair value hedges - where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of a recognized asset or liability attributable to a particular risk that could affect the Consolidated Income Statement, the gain or loss from remeasuring the hedging instrument at fair value is recognized in the Consolidated Income Statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the Consolidated Income Statement.

•
Cash flow hedges - where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the Consolidated Income Statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in Other comprehensive income/(loss). When the hedged forecasted transaction results in the recognition of a non-financial asset, the gains and losses previously deferred in Other comprehensive income/(loss) are reclassified and included in the initial measurement of the cost of the non-financial asset. The effective portion of any gain or loss is recognized in the Consolidated Income Statement at the same time as the economic effect arising from the hedged item that affects the Consolidated Income Statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the Consolidated Income Statement immediately.

When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains and is recognized in the Consolidated Income Statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in Other comprehensive income/(loss) is recognized in the Consolidated Income Statement immediately.

•
Hedges of a net investment - if a derivative financial instrument is designated as a hedging instrument for a net investment in a foreign operation, the effective portion of the gain or loss on the derivative financial instrument is recognized in Other comprehensive income/(loss). The cumulative gain or loss is reclassified from Other comprehensive income/(loss) to the Consolidated Income Statement upon disposal of the foreign operation.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument. The Group enters into hedge relationships where the critical terms of the hedging instrument match closely or exactly with the terms of the hedged item, and so a qualitative assessment of effectiveness is performed. If changes in circumstances affect the terms of the hedged item such that the critical terms no longer match closely or perfectly with the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness.
Ineffectiveness is measured by comparing the cumulative changes in fair value of the hedging instrument and cumulative change in fair value of the hedged item arising from the designated risk. The primary potential sources of hedge ineffectiveness are mismatches in timing or the critical terms of the hedged item and the hedging instrument.
The hedge ratio is the relationship between the quantity of the derivative and the hedged item. The Group’s derivatives have the same underlying quantity as the hedged items, therefore the hedge ratio is expected to be one for one.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the Consolidated Income Statement.
Refer to Note 16, Derivative financial assets and liabilities, for additional information on fair value measurements.
Transfers of financial assets
The Group derecognizes financial assets when the contractual rights to the cash flows arising from the asset are no longer held or if it transfers substantially all the risks and rewards of ownership of the financial asset. On derecognition of financial assets, the difference between the carrying amount of the asset and the consideration received or receivable for the transfer of the asset is recognized in the Consolidated Income Statement.
The Group transfers certain of its financial, trade and tax receivables, mainly through factoring transactions. Factoring transactions may be either with recourse or without recourse. Certain transfers include deferred payment clauses requiring first loss cover (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), whereby the transferor has priority participation in the losses, or requires a significant exposure to the variability of cash flows arising from the transferred receivables to be retained. These types of transactions do not meet the requirements of IFRS 9 for the derecognition of the assets since the risks and rewards connected with ownership of the financial asset are not substantially transferred, and accordingly the Group continues to recognize these receivables within the Consolidated Statement of Financial Position and recognizes a financial liability for the same amount under Asset-backed financing, which is included within Debt. These types of receivables are classified as held-to-collect, since the business model is consistent with the Group’s continuing recognition of the receivables.
Transition
The total impact on the Group’s Equity attributable to owners of the parent as at January 1, 2018, resulting from the initial application of the IFRS 9 impairment model on the financial assets held by FCA Bank, our jointly-controlled financial services company, which is accounted for under the equity method, is as follows:

At January 1, 2018
(€ million)
Equity attributable to owners of the parent - IAS 39	€20,819
Impact on the Equity method (net of tax)	(9)
Adjusted Equity attributable to owners of the parent - IFRS 9	€20,810

During the year ended December 31, 2018, the Group reclassified €1 million of gains from OCI to Inventories.
The Group does not expect a material impact to its Net profit on an ongoing basis from the adoption of this standard.
On January 1, 2018, the financial instruments of the Group were reclassified into the appropriate IFRS 9 categories. The main effects resulting from the reclassification between measurement categories are as follows:

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other financial assets (non-current)							Other financial assets (non-current)
Derivative financial assets	FVPL(E)	€19	€—		€19	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through profit or loss	FVPL	59	(59)	(A)
Debt securities held-to-maturity	AC	2	(2)
			2		2	AC	Other assets
Equity instruments measured at cost	Cost	43	(43)	(B)
			20	(B)	20	FVPL	Equity instruments measured at FVPL
Equity instruments measured at fair value through other comprehensive income	FVOCI (AFS)	23	23	(B)	46	FVOCI	Equity instruments measured at FVOCI
Financial receivables	AC (L&R)	275	—		275	AC	Financial receivables
Collateral deposits	FVPL	61	—		61	FVPL	Collateral deposits
Total Other financial assets		€482	€(59)		€423		Total Other financial assets

Financial statement line item	IAS 39 measurement category(D)	At December 31, 2017	Reclassification		At January 1, 2018	IFRS 9 measurement category	Financial statement line item
(€ million)
Other receivables (non-current)							Other receivables (non-current)
Receivables from financing activities	AC (L&R)	€194	€—		€194	AC	Receivables from financing activities
Other receivables	AC (L&R)	472	—		472	AC	Other receivables
Total Other receivables		€666	€—		€666		Total Other receivables

Trade and other receivables (current)							Trade and other receivables (current)
Trade receivables	AC (L&R)	€2,460	€(28)	(C)	€2,432	AC	Trade receivables
			28	(C)	28	FVPL	Trade receivables
Receivables from financing activities	AC (L&R)	2,946	(700)	(C)	2,246	AC	Receivables from financing activities
			700	(C)	700	FVPL	Receivables from financing activities
Other receivables	AC (L&R)	2,481	—		2,481	AC	Other receivables
Total Trade and other receivables		€7,887	€—		€7,887		Total Trade and other receivables

Other financial assets (current)							Other financial assets (current)
Derivative financial assets	FVPL(E)	€265	€—		€265	FVPL(E)	Derivative financial assets
Debt securities measured at fair value through other comprehensive income	FVOCI (AFS)	4	(4)
			4		4	AC	Other financial assets
Debt securities measured at fair value through profit or loss	FVPL (HFT)	172	59	(A)	231	FVPL	Debt securities measured at FVPL
Held-for-trading investments	FVPL (HFT)	46	(46)
			46		46	FVPL	Equity instruments measured at FVPL
Total Other financial assets		€487	€59		€546		Total Other financial assets

Cash and cash equivalents							Cash and cash equivalents
Cash at banks	FVPL	€6,396	€—		€6,396	AC	Cash at banks
Money market securities	FVPL	6,242	(3,530)		2,712	FVPL	Money market securities
			3,530		3,530	AC	Other cash equivalents
Total Cash and cash equivalents		€12,638	€—		€12,638		Total Cash and cash equivalents
______________________________________________________________________________________________________________________________
(A) As of January 1, 2018, debt securities of €59 million were reclassified from non-current to current to reflect the held to sell business model with no impact on retained earnings.
(B) As permitted by IFRS 9, the Group has designated certain investments in other companies at the date of initial application as measured at FVOCI
(C) Certain trade receivables and receivables from financing activities, mainly attributable to the EMEA region, were reclassified from amortized cost to FVPL as a result of the held to sell business model.
(D) AFS: available-for-sale; HTM: held-to-maturity; L&R: Loans & Receivables; HFT: held-for-trading; FV: fair value.
(E) Except for derivatives designated in cash flow hedging relationship, as described above.
Other new standards and amendments
The following amendments and interpretations, which were effective from January 1, 2018, were adopted by the Group. The adoption of these amendments had no effect on the Consolidated Financial Statements.

•
IFRS 2 - Share-based Payment, to provide requirements on the accounting for (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, (ii) share-based payment transactions with a net settlement feature for withholding tax obligations and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.

•
Applying IFRS 9, Financial Instruments with IFRS 4, Insurance Contracts (Amendments to IFRS 4). The amendments provide two options for entities that issue insurance contracts within the scope of IFRS 4: (i) an option that permits entities to reclassify, from profit or loss to other comprehensive income, some of the income or expenses arising from designated financial assets (the “overlay approach”) and (ii) an optional temporary exemption from applying IFRS 9 for entities whose predominant activity is issuing contracts within the scope of IFRS 4 (the “deferral approach”).

•
Annual Improvements to IFRS Standards 2014–2016 Cycle, which included amendments to IAS 28 - Investments in Associates and Joint Ventures (effective January 1, 2018). The amendments clarify, correct or remove redundant wording in the related standard.

•
IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency.

The total impact on the Group’s Equity attributable to owners of the parent as at January 1, 2018, resulting from the initial application of the IFRS 9 impairment model on the financial assets held by FCA Bank, our jointly-controlled financial services company, which is accounted for under the equity method, is as follows:

At January 1, 2018
(€ million)
Equity attributable to owners of the parent - IAS 39	€20,819
Impact on the Equity method (net of tax)	(9)
Adjusted Equity attributable to owners of the parent - IFRS 9	€20,810